LIQUIDITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings	$ 54,875	$ 49,700
Borrowings	147,997	207,057
Current liabilities	90,108	224,348
Negative working capital	33,300
Net loss	42,012	22,120	$ 33,050
Capital expenditure in respect of construction of solar parks for but not provided in the consolidated financial statements	$ 23,118	$ 30,872	$ 34,279
Debt financing term	15 years
Construction of Solar Parks
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Capital expenditure in respect of construction of solar parks for but not provided in the consolidated financial statements	$ 23,100
Liquidity Risk
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash	11,700
Restricted cash	31,500
Borrowings	54,900
Borrowings	$ 148,000